CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 34,914,112	$ 69,147,733	$ 29,936,038
Other comprehensive income:
Foreign currency translation adjustments	18,483,256	10,028,611	330,134
Total other comprehensive income	18,483,256	10,028,611	330,134
Comprehensive income	53,397,368	79,176,344	30,266,172
Comprehensive income (loss) attributable to noncontrolling interest	7,906,161	4,945,517	(621,981)
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 45,491,207	$ 74,230,827	$ 30,888,153